Payments, by Government - 12 months ended Dec. 31, 2025 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 200,949,793	$ 223,113	$ 48,518	$ 118,100	$ 201,339,524
MEXICO | Mexican Government [Member]
Total	$ 200,949,793	$ 223,113	$ 48,518	$ 118,100	$ 201,339,524